Restatement of Previously Issued Financial Statements (Details) - USD ($)	1 Months Ended
	Aug. 25, 2020	Mar. 31, 2021	Dec. 31, 2020
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Warrants liabilities at fair value	$ 13,100,000
Additional paid-in capital	13,500,000	$ 41,975,057	$ 21,133,625
Accumulated deficit	13,500,000	(36,976,148)	(16,134,515)
Class A Common Stock [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Class A common stock subject to possible redemption	$ 25,900,000	$ 600	$ 392